UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-PX


ANNUAL REPORT OF PROXY VOTING RECORD
OF REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:
811-03418


Exact name of registrant as specified in charter:
Calvert Cash Reserves


Address of principal executive offices
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814


Name and address of agent for service:
Ivy Wafford Duke
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814


Registrant's telephone number, including area code:
301-951-4800


Date of fiscal year end:
December 31


Date of reporting period:
June 30, 2006


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INSTITUTIONAL PRIME FUND

There is no proxy voting activity for the Fund because the Fund did not hold any voting securities during the reporting period.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:
Calvert Cash Reserves


By (Signature and Title):
/s/ Barbara J. Krumsiek,
President -- Principal Executive Officer
Date:  August 24, 2006